Putnam PanAgora ESG International Equity ETF

The fund's portfolio

7/31/2025(Unaudited)

COMMON STOCKS (99.2%)(a)	Shares	Value
Automobile components (0.7%)
CIE Generale Des Etablissements Michelin SCA (France)	46,393	$1,655,019
		1,655,019
Automobiles (0.6%)
Isuzu Motors, Ltd. (Japan)	56,200	725,792
Mercedes-Benz Group AG (Germany)	13,900	794,720
		1,520,512
Banks (14.2%)
Barclays PLC ADR (United Kingdom)	203,137	3,985,548
BOC Hong Kong Holdings, Ltd. (Hong Kong)	226,908	1,020,363
Concordia Financial Group, Ltd. (Japan)	164,700	1,104,189
Danske Bank A/S (Denmark)	35,879	1,428,961
Erste Group Bank AG (Czech Republic)	64,030	5,885,869
Intesa Sanpaolo SpA (Italy)	1,494,908	9,033,208
Japan Post Bank Co., Ltd. (Japan)	69,600	782,308
Mitsubishi UFJ Financial Group, Inc. (Japan)	209,400	2,930,628
Skandinaviska Enskilda Banken AB (Sweden)	86,826	1,520,237
Sumitomo Mitsui Trust Group, Inc. (Japan)	73,600	1,941,029
UniCredit SpA (Italy) (NON)	44,101	3,252,701
United Overseas Bank, Ltd. (Singapore)	50,800	1,415,937
		34,300,978
Beverages (1.0%)
Asahi Group Holdings, Ltd. (Japan)	187,406	2,384,828
		2,384,828
Biotechnology (1.3%) Argenx SE ADR (Netherlands)(NON)	2,392	1,603,429
CSL, Ltd. (Australia)	4,718	821,375
Genmab A/S (Denmark)(NON)	3,191	701,305
		3,126,109
Broadline Retail (1.1%)
Prosus Nv (Netherlands)	47,027	2,696,240
		2,696,240
Building products (1.8%)
Cie de Saint-Gobain SA (France)	38,033	4,353,345
		4,353,345
Capital Markets (4.3%)
3i Group PLC (United Kingdom)	124,463	6,823,083
Deutsche Boerse AG (Germany) (NON)	3,123	905,604
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	34,400	1,871,185
Nomura Holdings Inc. (Japan)	113,200	754,416
		10,354,288
Chemicals(0.8%)
DSM-Firmenich AG (Switzerland)	12,377	1,193,813
Nutrien Ltd (Canada)	11,906	706,403

Commercial Services & Supplies (1.1%)		1,900,216
Brambles, Ltd. (Australia)	169,971	2,611,734
		2,611,734
Communications Equipment (0.5%)
Nokia Oyj ADR (Finland)	282,935	1,154,375
		1,154,375
Construction and engineering (3.0%)
Vinci SA (France)	51,630	7,164,688
		7,164,688
Construction materials (0.3%)
CRH PLC (Ireland)	6,640	633,788
		633,788
Consumer staples distribution and retail (4.2%) Kesko Oyj Class B (Finland)(NON)	45,748	996,121
Koninklijke Ahold Delhaize NV (Netherlands) (NON)	43,611	1,722,002
Marks & Spencer Group PLC (United Kingdom)	274,617	1,262,102
Tesco PLC (United Kingdom)	1,102,270	6,192,602
		10,172,827
Diversified REITs(0.4%) CapitaLand Integrated Commercial Trust (CITC) (Singapore) (R)	530,608	899,059
		899,059
Diversified telecommunication services (1.3%)
Koninklijke KPN NV (Netherlands)	288,226	1,289,380
Telstra Group, Ltd. (Australia)	581,173	1,856,249
		3,145,629
Electric utilities (1.1%) Endesa Sa (Spain)(NON)	24,249	701,509
Fortum OYJ (Finland)	103,015	1,891,551
		2,593,060
Electrical Equipment (1.6%)
Legrand SA (France)	10,013	1,484,917
Schneider Electric SE (France)(NON)	9,010	2,346,914
		3,831,831
Entertainment (0.3%)
Konami Group Corp. (Japan)	5,400	734,801
		734,801
Food Products (2.1%)
Danone SA (France)	41,212	3,380,596
Mowi ASA (Norway)	49,471	925,904
Orkla ASA (Norway)(NON)	64,428	679,259
		4,985,759
Gas utilities (0.4%)
Hong Kong & China Gas Co., Ltd. (Hong Kong)	1,177,000	1,051,053
		1,051,053
Health care equipment and supplies (3.4%)

Alcon, Inc. (Switzerland)	44,068	3,896,539
Essilorluxottica (France)	6,261	1,862,000
Hoya Corp. (Japan)	13,300	1,691,605
Siemens Healthineers AG (Germany)	15,065	813,190
		8,263,334
Health care providers and services (1.0%)
Fresenius SE & Co. KGaA (Germany)	50,743	2,430,973
		2,430,973
Hotels, restaurants, and leisure (1.3%)
Amadeus IT Holding SA (Spain)	29,289	2,353,760
Aristocrat Leisure, Ltd. (Australia)	17,362	781,485
		3,135,245
Household durables (4.4%)
Berkeley Group Holdings PLC (The) (United Kingdom)	17,497	843,420
Sekisui House, Ltd. (Japan)	28,200	595,977
Sony Group Corp. (Japan) (NON)	375,800	9,175,700
		10,615,097
Household products (0.4%)
Henkel AG & Co. KGaA Vorzug (Germany)	13,413	953,620
		953,620
Industrial Conglomerates (1.7%) Siemens AG (Germany)(NON)	15,931	4,088,783
		4,088,783
Industrial REITs (0.3%) CapitaLand Ascendas REIT (Singapore) (R)	343,900	738,972
		738,972
Insurance (6.9%)
Aegon, Ltd. (Netherlands)	135,913	974,673
Allianz SE (Germany)(NON)	12,977	5,141,805
Aviva PLC (United Kingdom) (NON)	139,492	1,194,851
Dai-ichi Life Holdings, Inc. (Japan)	113,200	903,423
QBE Insurance Group, Ltd. (Australia)	168,788	2,516,541
Swiss Re AG (Switzerland)	33,130	5,965,235
		16,696,528
Interactive media and services (0.4%)
Ly Corp. (Japan)	260,200	957,633
		957,633
IT Services (4.2%) Capgemini SE (France)(NON)	18,279	2,730,572
NEC Corp. (Japan)	252,400	7,362,782
		10,093,354
Life sciences tools and services (0.8%)
Lonza Group AG (Switzerland)	2,709	1,907,723
		1,907,723

Machinery (4.1%) FANUC Corp. (Japan)	151,300	4,285,161
GEA Group AG (Germany) (NON)	12,995	935,766
Komatsu, Ltd. (Japan)	32,800	1,058,170
Mitsubishi Heavy Industries, Ltd. (Japan)	67,590	1,627,001
Sandvik AB (Sweden)	78,043	1,906,978
		9,813,076
Marine Transportation (0.6%)
Mitsui OSK Lines, Ltd. (Japan)	39,500	1,331,946
		1,331,946
Media (0.9%)
Informa PLC (United Kingdom)	118,086	1,353,960
Publicis Groupe SA (France)	8,580	785,278
		2,139,238
Metals and mining (3.1%)
BHP Group, Ltd. (ASE Exchange) (Australia)	120,585	3,041,637
Boliden AB (Sweden) (NON)	57,226	1,759,001
Northern Star Resources, Inc. (Australia)	151,103	1,511,946
Rio Tinto PLC Spon ADR (Australia)	20,907	1,249,611
		7,562,195
Multi-utilities (1.2%) Centrica PLC (United Kingdom) (NON)	641,226	1,393,890
National Grid PLC (United Kingdom)	108,650	1,520,979
		2,914,869
Oil, gas, and consumable fuels (2.4%) Shell PLC (London Exchange) (United Kingdom) (NON)	67,266	2,408,312
TotalEnergies SE (France)	57,682	3,424,303
		5,832,615
Paper and forest products (0.4%)
UPM-Kymmene OYJ (Finland)	35,837	930,411
		930,411
Pharmaceuticals (5.4%)
Chugai Pharmaceutical Co., Ltd. (Japan)	26,300	1,283,607
Novartis AG (Switzerland) (NON)	79,690	9,240,999
Novo Nordisk A/S Class B (Denmark) (NON)	21,176	1,018,209
Sanofi SA (France) (NON)	16,632	1,496,417
		13,039,232
Professional Services (2.4%)
Experian PLC (United Kingdom)	18,760	992,007
RELX PLC (United Kingdom) (NON)	93,431	4,856,616
		5,848,623
Real estate management and development (0.5%)
Daito Trust Construction Co., Ltd. (Japan)	11,400	1,173,263
		1,173,263
Retail REITs (0.3%)

Klepierre SA (France) (R)	18,476	707,606
		707,606
Semiconductors and semiconductor equipment (4.4%)
Advantest Corp. (Japan)	51,400	3,527,785
ASML Holding NV (NY Reg Shares) (Netherlands) (NON)	7,357	5,110,981
Infineon Technologies AG (Germany) (NON)	23,152	915,093
Renesas Electronics Corp. (Japan)	81,700	1,010,956
		10,564,815
Software (0.6%) Sage Group PLC (The) (United Kingdom) (NON)	84,188	1,356,431
		1,356,431
Specialty Retail (1.0%) Industria de Diseno Textil SA (Spain) (NON)	32,931	1,575,013
Zalando SE (Germany) (NON)	30,212	886,772
		2,461,785
Textiles, apparel, and luxury goods (0.5%) Pandora A/S (Denmark) (NON)	7,129	1,183,126
		1,183,126
Trading companies and distributors (3.1%)
AerCap Holdings NV (Ireland)	24,926	2,673,314
ITOCHU Corp. (Japan)	92,100	4,845,022
		7,518,336
Transportation Infrastructure (0.3%)
Getlink SE (France)	39,872	723,480
		723,480
Wireless telecommunication services (1.5%)
KDDI Corp. (Japan)	184,500	3,040,947
Vodafone Group PLC ADR (United Kingdom)	44,910	485,477
		3,526,424
Total Common Stocks (cost $198,517,783)		$239,778,872

SHORT-TERM INVESTMENTS (0.4%)(a)

	Shares	Value
Putnam Government Money Market Fund Class P 4.08% (AFF)	991,321	$991,321
Total short-term investments (cost $991,321) TOTAL INVESTMENTS Total Investments (cost $199,509,104)		$991,321 $240,770,193

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S.dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions.

These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:

Valuation Inputs

Total common stocks	239,778,872
Short-term investments	991,321

Investments in securities: Level 1 Level 2 Level 3 Common stocks*:

Communication services	$9,546,091	$-	$-
Consumer discretionary	24,224,657	-	-
Consumer staples	18,497,034	-	-
Energy	5,832,616	-	-
Financials	61,351,794	-	-
Health care	28,767,371	-	-
Industrials	47,285,840	-	-
Information technology	23,168,976	-	-
Materials	11,026,611	-	-
Real estate	3,518,899	-	-
Utilities	6,558,983	-	-
		-	-
		-	-
Totals by level	$240,770,193	$-	$-
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder
http://www.sec.gov/ report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor
http://www.putnam.com/ Web site at www.putnam.com

Key to holding's abbreviations

ADR American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.

Notes to the fund's portfolio

May 1, 2024 through July 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

Putnam PanAgora ESG International Equity ETF (the fund) is a non-diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF.

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

(a) Percentages indicated are based on net assets of $241,649,451. (NON) This security is non-income-producing.

(AFF)Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair Value as of 04/30/25	Purchase Cost	Sale proceeds	Investment Income	Shares outstanding and fair value as of 7/31/25
Short-term investments

Putnam Government Money Market Fund Class P†	$2,499,018	$10,058,161	$11,565,858	$6,324	$991,321
Total Short-term investments	$2,499,018	$10,058,161	$11,565,858	$6,324	$991,321
†Management fees paid by the fund are reduced by an amount equal to the management fees paid by
Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam
Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R) Real Estate Investment Trust.
Diversification By Country Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

Japan	22.9%
United Kingdom	14.4
France	13.3
Switzerland	9.2
Germany	7.4
Australia	6.0
Netherlands	5.6
Italy	5.1
Czech Republic	2.4
Sweden	2.2
Finland	2.1
Spain	1.9
Denmark	1.8
Hong Kong	1.6
Ireland	1.4
Singapore	1.3
Norway	0.7
United states	0.4
Canada	0.3

Total: 100%

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the"mid price", and is generally categorized as a Level 2 security.